Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	As of December, 31
	2023	2024	2024
	S$	S$	US$

Patent	48,453	79,793	58,405
Software cost	2,460,121	2,826,038	2,068,539

Total	2,508,574	2,905,831	2,126,944
Less: accumulated amortization	(894,684)	(1,152,026)	(843,234)

Net book value	1,613,890	1,753,805	1,283,710